STOCK OPTIONS (Details 1) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Outstanding at beginning of period (in shares)	6,050,623	4,674,628	3,646,870
Number of shares, Granted (in shares)	2,499,472	1,515,995	1,097,758
Number of shares, Exercised (in shares)	0	0	(70,000)
Number of shares, Forfeited (in shares)	(125,000)	(140,000)	0
Number of shares, Outstanding at end of period (in shares)	8,425,095	6,050,623	4,674,628
Number of shares, Exercisable (in shares)	8,178,045	5,952,726
Weighted-average exercise price, Outstanding at beginning of period (in dollars per share)	$ 1.82	$ 1.79	$ 1.60
Weighted-average exercise price, Granted (in dollars per share)	$ 1.31	$ 2.02	$ 2.33
Weighted-average exercise price, Exercised (in dollars per share)	$ 0	$ 0	$ 0.50
Weighted-average exercise price, Forfeited (in dollars per share)	$ 1.50	$ 2.80	$ 0
Weighted-average exercise price, Outstanding at end of period (in dollars per share)	$ 1.68	$ 1.82	$ 1.79
Weighted-average exercise price, Exercisable at end of period (in dollars per share)	$ 1.70	$ 1.83
Weighted-average remaining contractual term, Outstanding	4 years 1 month 6 days	4 years
Weighted-average remaining contractual term, Exercisable	4 years	4 years
Aggregate intrinsic value, Outstanding (in dollars)	$ 103	$ 272
Aggregate intrinsic value, Exercisable (in dollars)	$ 97	$ 269